Share-based compensation - Stock appreciation rights - Cost related to non-vested awards (Details) - Stock appreciation rights $ in Thousands	Dec. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2022	$ 393
2023	57
Total	$ 450